INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of sales	$ 5,162,851	$ 4,490,728	$ 6,814,384
Reserve inventory write down	627,106	331,671	1,976,514
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 4,529,655	$ 3,738,980	$ 6,048,348